Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001883984
Registrant Name	Alternus Clean Energy, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES